G. Stock-Based Compensation (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Notes to Financial Statements
Research and Development Expenses	$ 5	$ 5	$ 11	$ 9	$ 20	$ 14
General and Administrative Expenses	190	232	452	300	841	554
Total Stock-based compensation expense	$ 195	$ 237	$ 463	$ 309	$ 861	$ 568